CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements (Details)	1 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		¥ (29,872,691)	$ (4,330,445)	¥ 111,379,427
Adjustments to reconcile net cash flows from operating activities:
Loss (gain) in fair value changes of warrants liability	$ 5,340,000	20,097,665	2,913,423	(147,168,952)
Provision for doubtful accounts		(7,141,708)	(1,035,285)	(5,671,285)
Restricted shares issued for management and employees		1,796,417	260,414	27,375,871
Income from investment in unconsolidated entity		0	0	(15,411)
Restricted shares issued for services		4,304,857	624,046	4,631,063
Net cash used in operating activities		(25,900,000)	(3,800,000)	(23,040,333)
Cash flows from investing activities:
Repayments from loans to third parties		25,194,900	3,652,335	113,146,100
Payments made for loans to third parties		(58,488,100)	(8,478,625)	(86,031,987)
Net cash provided by (used in) investing activities		(34,082,522)	(4,940,712)	26,776,942
Cash flows from financing activities:
Net cash provided by (used in) financing activities		1,523,073	220,790	(9,228,957)
Effect of exchange rate fluctuation on cash		10,633,748	1,541,503	(5,642,145)
Net increase (decrease) in cash		(47,856,937)	(6,937,497)	(11,134,493)
Cash at beginning of period		316,974,857
Cash at end of period		269,100,000	39,011,267
RECON TECHNOLOGY LTD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		(29,876,418)	(4,330,985)	111,357,510
Adjustments to reconcile net cash flows from operating activities:
Loss (gain) in fair value changes of warrants liability		20,097,665	2,913,423	(147,168,952)
Provision for doubtful accounts				1,916,515
Restricted shares issued for management and employees		1,796,417	260,414	27,375,871
Income from investment in unconsolidated entity				(15,411)
Restricted shares issued for services		4,304,857	624,046	4,631,063
Equity in earnings of subsidiaries and VIEs		(2,559,601)	(371,048)	(88,767)
Other current assets		(14,166,457)	(2,053,616)	(2,448,550)
Other current liabilities		(1,080,736)	(156,667)	(7,226,571)
Net cash used in operating activities		(21,484,273)	(3,114,433)	(11,667,292)
Cash flows from investing activities:
Repayments from loans to third parties		20,694,900	3,000,000	111,796,100
Payments made for loans to third parties		(48,288,100)	(7,000,000)	(85,851,987)
Due from intercompany, VIEs and VIEs' subsidiaries		80,522,546	11,672,810	45,913,426
Net cash provided by (used in) investing activities		(108,115,746)	(15,672,810)	(19,969,313)
Cash flows from financing activities:
Effect of exchange rate fluctuation on cash		16,278,998	2,359,859	(5,586,473)
Net increase (decrease) in cash		(113,321,021)	(16,427,384)	(37,223,078)
Cash at beginning of period		296,838,959		296,838,959
Cash at end of period	$ 43,030,741	¥ 183,517,938	$ 26,603,357	287,893,737
Non-cash investing and financing activities
Cancellation of ordinary shares issued to Starry				¥ (27,675,450)